Employee Defined Contribution Plan - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Defined Contribution Plan Disclosure [Line Items]
Employee Defined Contribution Plan, amount expensed	$ 2,457	14,875	6,297	4,961